Options Plans	12 Months Ended
Dec. 31, 2018
Options Plans [abstract]
OPTIONS PLANS

NOTE 15:- OPTIONS PLANS

a.	Options plan adopted by the Company and its subsidiaries:

1.	On October 13, 2016, the Company’s general meeting adopted option plan to the Company’s executive Chairmen of the board (“The Chairman”). According to the plan, the Chairman was granted options exercisable into 38,445 ordinary shares, no par value, of the Company, constituting approximately 0.4% of the Company’s issued and outstanding share capital on a fully diluted basis. The exercise price of the options is equal to NIS 13.426 per share. The option term is for 5 years and it will be vested equally over a period of 3 years.

2.	Elbit Medical plan:

	Year ended December 31
	2018		2017
	Number of options *	Weighted average exercise price *	Number of options *	Weighted average exercise price *
		(NIS)		(NIS)

Balance at the beginning of the year	2,217,130	0.86	19,824,093	1.12
Granted	604,325	1.32	62,500	1.04
Forfeited	-	-	(13,085,657)	1.04
Exercised	(233,888)	1.06	(4,583,806)	1.04

Balance at the end of the year	2,587,568	0.95	2,217,130	0.86
Includes options granted to other Company’s key personnel	1,858,243	0.83	1,024,909	0.85

Options exercisable at the year end	1,012,455	0.85	296,388	1.06

*)	After capital consolidation in the rate of 1:8 due in February 2018.